Summary of significant accounting policies	12 Months Ended
Mar. 31, 2019
Summary of significant accounting policies

2. Summary of significant accounting policies

a. Principles of consolidation

The consolidated financial statements include the accounts of HDFC Bank Limited and its subsidiaries. The Bank consolidates subsidiaries in which, directly or indirectly, it holds more than 50% of the voting rights and/or has control. Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence are accounted for under the equity method. These investments are included in other assets and the Bank’s proportionate share of income or loss is included in Non-interest revenue, other. The Bank consolidates Variable Interest Entities (VIEs) where the Bank is determined to be the primary beneficiary (see note 2j). All significant inter-company balances and transactions are eliminated on consolidation.

b. Basis of presentation

These financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”). US GAAP differs in certain material respects from accounting principles generally accepted in India, the requirements of India’s Banking Regulation Act 1949 and related regulations issued by the Reserve Bank of India (“RBI”) (collectively “Indian GAAP”), which form the basis of the statutory general purpose financial statements of the Bank in India. Principal differences, insofar as they relate to the Bank, include: determination of the allowance for credit losses, classification and valuation of investments, accounting for deferred taxes, stock-based compensation, loan origination fees, derivative financial instruments, business combination and the presentation format and disclosures of the financial statements and related notes.

c. Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these financial statements that are susceptible to change include the allowance for credit losses, the valuation of unquoted investments, other than temporary impairment, valuation of derivatives, stock-based compensation, unrecognized tax benefits and impairment assessment of goodwill.

d. Cash and due from banks, and restricted cash

Cash and due from banks comprise of cash and deposit with banks that have original maturities of 90 days or less. The Bank has captioned cash and cash equivalent as “cash and due from banks, and restricted cash” on the consolidated balance sheets. Cash and due from banks includes restricted cash (see note 3).

e. Customer acquisition costs

Customer acquisition costs principally consist of commissions paid to third party referral agents who source retail loans and such costs are deferred and amortized as a yield adjustment over the life of the loans. Advertising and marketing expenses incurred to solicit new business are expensed as incurred

f. Investments in securities

Investments consist of securities purchased as part of the Bank’s treasury operations, such as government securities and other debt securities, and investments purchased as part of the Bank’s wholesale banking operations, such as credit substitute securities issued by the Bank’s wholesale banking customers.

Credit substitute securities typically consist of commercial paper and short-term debentures issued by the same customers with whom the Bank has a lending relationship in its wholesale banking business. Investment decisions for credit substitute securities are subject to the same credit approval processes as for loans, and the Bank bears the same customer credit risk as it does for loans extended to those customers. Additionally, the yield and maturity terms are generally directly negotiated by the Bank with the issuer. As the Bank’s exposures to such securities are similar to its exposures on its loan portfolio, additional disclosures have been provided on impairment status in note 7 and on concentrations of credit risk in note 11.

All other securities including mortgage and asset-backed securities are actively managed as part of the Bank’s treasury operations. The issuers of such securities are either government, public financial institutions or private issuers. These investments are typically purchased from the market, and debt securities are generally publicly rated.

Securities that are held principally for resale in the near term are classified as held for trading (“HFT”) and are carried at fair value, with changes in fair value recorded in net income.

Debt securities that management has the positive intent and ability to hold to maturity are classified as held to maturity (“HTM”) and are carried at amortized cost.

All debt securities that are not classified as HTM or HFT are classified as available for sale debt securities (“AFS”) and are carried at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity.

Up to March 31, 2018, equity securities with readily determinable fair values that were not classified as HFT were classified as available for sale and were carried at fair value. Unrealized gains and losses on such securities, net of applicable taxes, were reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity. Dividend income on such securities was included in Interest and dividend revenue- available for sale debt securities. Non-marketable equity securities were carried at cost.

The Bank adopted ASU 2016-01 and ASU 2018-03 with effect from April 1, 2018. The available-for-sale category was eliminated for equity securities which were reclassified to other assets. This resulted in a cumulative catch-up reclassification from AOCI to retained earnings (see note 2 (w)(ii) and note 14). Marketable securities are measured at fair value, change in fair value recorded in earnings. Non- marketable equity securities under the measurement alternative are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer and impairment, if any. The Bank’s review for impairment for equity method, cost method and measurement alternative securities typically includes an analysis of the facts and circumstances of each security, the intent or requirement to sell the security, and the expectations of cash flows.

Fair values are based on market quotations where a market quotation is available or otherwise based on present values at current interest rates for such investments.

Transfers between categories are recorded at fair value on the date of the transfer.

g. Impairment of debt securities

Declines in the fair values of held to maturity and available for sale debt securities below their carrying value that are other than temporary are reflected in net income as other than temporary impairment losses, based on management’s best estimate of the fair value of the investment. The Bank conducts a review each year to identify other than temporary declines based on an evaluation of all significant factors. The Bank’s review of impairment generally entails identification and evaluation of investments that have indications of possible impairment, analysis of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to have other than temporary impairment and documentation of the results of these analysis, as required under business policies. Estimates of any declines in the fair values of credit substitute securities that are other than temporary are measured on a case-by-case basis together with loans to those customers. The Bank does not recognize an impairment for debt securities if the cause of the decline is related solely to interest rate increase and the Bank does not intend to sell the security and it is not more likely than not that the Bank will be required to sell the security before recovery of its amortized cost basis.

h. Loans

The Bank grants retail and wholesale loans to customers.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances adjusted for an allowance for credit losses. Loan origination fees and certain direct origination costs are generally deferred and recognized as adjustments to net income over the lives of the related loans.

Interest is accrued on the unpaid principal balance and is included in interest income. Loans are generally placed on “non-accrual” status when interest or principal payments are past due for a specified period, at which time no further interest is accrued and overdue interest is written off against interest income. Interest income and principal payments on loans placed on non-accrual status is recognized when received. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured. Loans are generally placed on “non-accrual” status when interest or principal payments are three months past due or if they are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.

i. Allowance for credit losses

The Bank provides an allowance for credit losses based on management’s best estimate of losses inherent in the loan portfolio which includes troubled debt restructuring. The allowance for credit losses consists of allowances for retail loans and wholesale loans.

Retail

The Bank’s retail loan loss allowance consists of specific allowance and allowance for loans collectively evaluated for impairment (termed as “unallocated allowance”).

The Bank establishes a specific allowance on the retail loan portfolio based on factors such as the nature of the product, delinquency levels or the number of days the loan is past due and the nature of the security available. Additionally, the Bank monitors loan to value ratios for loan against securities. The loans are charged off against allowances typically when the account becomes 180 to 1,083 days past due depending on the type of loan. The defined delinquency levels at which major loan types are charged off are 180 days past due for personal loans, credit card receivables, auto loans, commercial vehicle and construction equipment finance, 720 days past due for housing loans and on a customer by customer basis in respect of retail business banking when management believes that any future cash flows from these loans are remote including realization of collateral, if applicable, and where any restructuring or any other settlement arrangements are not feasible.

The Bank also records unallocated allowances for its retail loans by product type. The Bank’s retail loan portfolio is comprised of groups of large numbers of small value homogeneous loans. The Bank establishes an unallocated allowance for loans in each product group based on its estimate of the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its unallocated allowance for retail loans based on an internal credit slippage matrix, which measures the Bank’s historic losses for its standard loan portfolio. Subsequent recoveries, if any, against write-off cases, are adjusted to provision for credit losses in the consolidated statement of income.

Wholesale

The allowance for wholesale loans consists of specific and unallocated components. The allowance for such credit losses is evaluated on a regular basis by management and is based upon management’s view of the probability of recovery of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, factors affecting the industry which the loan exposure relates to and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are charged off against the allowance when management believes that the loan balance may not be recovered. Subsequent recoveries, if any, against write-off cases, are adjusted to provision for credit losses in the consolidated statement of income.

The Bank grades its wholesale loan accounts considering both qualitative and quantitative criteria. Wholesale loans are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, the financial condition of the borrower, the value of collateral held, and the probability of collecting scheduled principal and interest payments when due.

The Bank establishes specific allowances for each impaired wholesale loan customer, in the aggregate, for all facilities, including term loans, cash credits, bills discounted and lease finance, based on either the present value of expected future cash flows discounted at the loan’s effective interest rate or the net realizable value of the collateral if the loan is collateral dependent. Collateral values are generally based on appraisals from internal and external valuation sources.

Wholesale loans that experience insignificant payment delays and payment shortfalls are generally not classified as impaired but are placed on a surveillance watch list and closely monitored for deterioration. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, market information, and the amount of the shortfall in relation to the principal and interest owed. These factors are considered by the Bank for selection of loans for credit reviews and assessment of impairment.

The Bank has also established an unallocated allowance for wholesale standard loans based on the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its wholesale unallocated allowance based on an internal credit slippage matrix, which measures the Bank’s historic losses for its standard loan portfolio.

j. Sales/transfer of receivables

The Bank enters into assignment transactions, which are similar to asset-backed securitization transactions through the special purpose entities (SPEs) route, except that such portfolios of receivables are assigned directly to the purchaser and are not represented by pass-through certificates. The Bank also sells finance receivables to SPEs, formerly qualifying special purpose entities (QSPEs) in securitization transactions. Recourse is in the form of the Bank’s investment in subordinated securities issued by these SPEs, cash collateral and other credit and liquidity enhancements. The receivables are derecognized in the balance sheet when they are sold and consideration has been received by the Bank. Sales and transfers that do not meet the criteria for surrender of control are accounted for as secured borrowings.

The Bank first makes a determination as to whether the securitization entity would be consolidated. Second, it determines whether the transfer of financial assets is considered a sale. Furthermore, former qualifying special purpose entities (QSPEs) are now considered VIEs and are no longer exempt from consolidation. The Bank consolidates VIEs when it has both: (1) power to direct activities of the VIE that most significantly impact the entity’s economic performance and (2) an obligation to absorb losses or right to receive benefits from the entity that could potentially be significant to the VIE. The scope conditions examined include whether the entities’ equity investment at risk is insufficient to finance the activities without subordinated financial support and whether the holders of equity lack the characteristics of a financial interest. A controlling financial interest includes characteristics such as ability to make decisions through voting or similar rights, unlimited obligation to absorb the entities expected losses, and unlimited rights to receive the entities expected residual returns.

Gains or losses from the sale of receivables are recognized in the income statement in the period the sale occurs based on the relative fair value of the portion sold and the portion allocated to retained interests, and are reported net of the estimated cost of servicing by the Bank.

Fair values are determined based on the present value of expected future cash flows, using best estimates for key assumptions, such as prepayment and discount rates, commensurate with the risk involved.

k. Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the estimated useful lives of fixed assets on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%

For assets purchased and sold during the year, depreciation is provided on a pro rata basis by the Bank and capital advances are included in other assets.

l. Impairment or disposal of tangible long-lived assets

Whenever events or circumstances indicate that the carrying amount of tangible long lived assets may not be recoverable, the Bank subjects such long lived assets to a test of recoverability based on the undiscounted cash flows from use or disposition of the asset. Such events or circumstances would include changes in the market, technology obsolescence, adverse changes in profitability or regulation. If the asset is impaired, the Bank recognizes an impairment loss estimated as the difference between the carrying value and the net realizable value.

m. Income tax

Income tax expense/benefit consists of the current tax expense and the net change in deferred tax assets or liabilities during the year.

Deferred tax assets and liabilities are recognized for the future tax consequences of differences between the carrying values of assets and liabilities for financial reporting purposes and their respective tax bases, and for operating loss and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance to the amount that is more likely than not to be realized based on management’s judgment. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the deferred tax assets or liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.

Income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely-than-not to be sustained based on its technical merits in order to be recognized, and 2) the benefit is measured as the largest amount of that position that is greater than 50 percent likely of being realized upon settlement. The difference between the benefit recognized for a position in accordance with this model and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit. The Bank’s policy is to include interest income, interest expense and penalties on overpayments and underpayment of income taxes within income tax expense in the consolidated statement of income. Interest income on overpayments of income taxes is recognized when the related matter is resolved.

The Bank accounts for dividend distribution tax in equity in the year in which a dividend is declared.

n. Revenue recognition

Interest income from loans and from investments is recognized on an accrual basis using effective interest method when earned except in respect of loans or investments placed on non-accrual status, where it is recognized when received.

Fees and commissions from guarantees issued are amortized over the contractual period of the commitment.

Dividends from investments are recognized when declared.

Realized gains and losses on sale of securities are recorded on the trade date and are determined using the weighted average cost method.

Other fees and income are recognized when earned, which is when the service that results in the income has been provided. The Bank amortizes annual fees on credit cards over the contractual period of the fees.

o. Foreign currency transactions

The Bank’s functional currency is the Indian Rupee, except for the Bank’s foreign branches. Foreign currency transactions are recorded at the exchange rate prevailing on the date of the transaction. Foreign currency denominated monetary assets and liabilities are converted into respective functional currency using exchange rates prevailing on the balance sheet dates. Gains and losses arising on conversion of foreign currency denominated monetary assets and liabilities and on foreign currency transactions are included in the determination of net income under foreign exchange transactions.

For the foreign branches, the assets, liabilities and operations are translated, for consolidation purposes, from functional currency of the foreign branch to the Indian Rupee reporting currency at period-end rates for assets and liabilities and at average rates for operations. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive income (OCI).

p. Stock-based compensation

The fair value of stock-based compensation is estimated on the date of each grant based on a binomial model. For further information, see note 22.

q. Debt issuance costs

Issuance costs of long-term debt are amortized over the tenure of the debt.

r. Earnings per share

Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. Diluted earnings per equity share has been computed using the weighted average number of equity shares and dilutive potential equity shares outstanding during the period, using the treasury stock method, except where the result would be anti-dilutive. The Bank also reports basic and diluted earnings per ADS, where each ADS represents three equity shares. Earnings per ADS have been computed as earnings per equity share multiplied by the number of equity shares per ADS. A reconciliation of the number of shares used in computing earnings per share has been provided in note 29.

s. Segment information

The Bank operates in three reportable segments, namely retail banking, wholesale banking and treasury services. Segment-wise information has been provided in note 26.

t. Derivative financial instruments

The Bank recognizes all derivative instruments, including certain derivative instruments embedded in other contracts, as assets or liabilities in the balance sheet and measures them at fair value. The Bank has not designated any derivatives as hedges. As such, all changes in fair value of derivative instruments are recognized in net income under derivative gain/(loss) in the period of change.

The Bank enters into forward exchange contracts, currency swaps and currency options with its customers and typically transfers such customer exposures in the inter-bank foreign exchange markets. The Bank also enters into such instruments to cover its own foreign exchange exposures. All such instruments are carried at fair value, determined based on market quotations or market-based inputs.

The Bank enters into interest rate swaps for its own account. The Bank also enters into interest rate currency swaps and cross currency interest rate swaps with its customers and typically offsets these risks in the inter-bank market. Such contracts are carried on the balance sheet at fair value, or priced using market determined yield curves.

u. Business combination

The Bank accounts for acquired businesses using the purchase method of accounting which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair values. The application of the purchase method requires certain estimates and assumptions, especially concerning the determination of the fair values of the acquired intangible and tangible assets, as well as the liabilities assumed at the date of the acquisition. The judgments made in the context of the purchase price allocation can materially impact the Bank’s future results of operations. The valuations are based on information available at the acquisition date. Purchase consideration in excess of bank’s interest and the acquiree’s net fair value of identifiable assets and liabilities is recognized as goodwill.

v. Goodwill and other intangibles

Under applicable accounting guidance, goodwill is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. This analysis is a two-step process. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, then the goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step is to be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated balance sheet. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted.

Intangible assets consist of branch network representing contractual and non-contractual customer relationships, customer list, core deposit intangible and favorable leases. These are amortized over their estimated useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Branch network	6	Straight-line
Customer lists	2	Straight-line
Core deposit	5	Straight-line
Favorable leases	1 to 15	Straight-line

w. Recently adopted accounting standards

i. In May 2014, the FASB issued ASU No. 2014-09 “Revenue from Contracts with Customers (Topic 606)”. This update modifies the principles for revenue recognition in transactions involving contracts with customers. On March 17, 2016, the FASB issued Accounting Standards Update No. 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)”, that clarifies how to apply revenue recognition guidance related to whether an entity is a principal or an agent. In April 2016, the FASB issued ASU 2016-10, “Revenue from Contracts with Customers (Topic 606)”. This update clarifies in regard to identifying performance obligations and licensing. In May 2016, the FASB issued ASU 2016-12, “Revenue from Contracts with Customers (Topic 606)”. The updates require that revenue from contracts with customers is to be recognized upon transfer of goods and services at the amount of consideration expected to be recognized and transfer of nonfinancial assets, unless those contracts are within the scope of other guidance. The ASU also clarifies the guidance related to reporting gross revenue as a principal versus net revenue as an agent. The ASU also requires new qualitative and quantitative disclosures, including disaggregation of revenues and descriptions of performance obligations. The guidance replaces most existing revenue recognition guidance in GAAP, the update is not applicable to financial instruments and accordingly does not impact materially the Bank’s revenues including Net interest revenue, loan fees and mark-to-market accounting. This guidance was adopted retrospectively with effect from April 1, 2018. Adoption of the guidance did not result in any material changes in the timing of revenue recognition.

ii. In January 2016, the FASB issued ASU 2016-01 “Financial Instruments—Overall (Subtopic 825-10)”. The update requires all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee). However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The amendments also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The amendments also require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset. In February 2018, the FASB issued ASU 2018-03, Technical Corrections and Improvements to Financial Instruments-Overall (Subtopic 825-10), to clarify certain provisions in ASU 2016-01. Effective April 1, 2018, the Bank adopted ASU 2016-01 and ASU 2018-03 retrospectively. The available-for-sale category was eliminated for equity securities which were reclassified to other assets with carrying value amounting to Rs. 1,267.7 million. The impact of adopting the change to AFS securities resulted in a cumulative catch-up reclassification from AOCI to retained earnings of an accumulated after-tax gain of Rs. 268.0 million (gross of tax Rs. 412.0 million) as at April 1, 2018.

iii. In March 2016, the FASB issued ASU 2016-04 “Liabilities—Extinguishments of Liabilities (Subtopic 405-20): Recognition of Breakage for Certain Prepaid Stored-Value Products”. The update addresses the current and potential future diversity in practice related to de-recognition of a prepaid stored-value product liability that may be unused wholly or partially for an indefinite time period. The update modifies the accounting for certain prepaid card products to require the recognition of breakage. Breakage represents the estimated amount that will not be redeemed by the cardholder for goods or services. The amendments in this update are to be applied either using a modified retrospective transition method by means of a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year in which the guidance is effective or retrospectively to each period presented. The Bank adopted the provisions of ASU 2016-04 effective April 1, 2018. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations or disclosures.

iv. In August 2016, the FASB issued ASU 2016-15 “Statement of Cash Flows (Topic 230)”. This is intended to reduce the diversity in practice around how certain transactions are classified within the statement of cash flows. The Bank adopted the guidance from April 1, 2018. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations or disclosures.

v. In October 2016, the FASB issued ASU 2016-16 “Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory”. In accordance with this guidance, an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The Bank adopted the guidance from April 1, 2018. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations or disclosures.

vi. In November 2016, the FASB issued ASU 2016-18 “Statement of Cash Flows (Topic 230)—Restricted Cash”. The amendments in this update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. The adoption of this guidance did not have a material impact on the Bank’s consolidated statements of cash flows.

vii. In January 2017, the FASB issued ASU No. 2017-01 “Business Combinations (Topic 805)—Clarifying the Definition of a Business”. The amendment in this update narrows the definition of a business by introducing a quantitative screen as the first step, such that if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the set of transferred assets and activities is not a business. If the first step is not met, then an entity needs to evaluate whether the set meets the requirement that a business include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. The Bank adopted the guidance from April 1, 2018. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations or disclosures.

viii. In March 2017, the FASB issued ASU 2017-07 “Compensation—Retirement Benefits (Topic 715)—Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost”. The amendment in this update changes the income statement presentation of net benefit expense and requires restating the Company’s financial statements for each of the earlier periods presented in annual and interim financial statements. The amendment requires that only the service cost component of net benefit expense be included in the Compensation and benefits line on the income statement. The other components of net benefit expense are required to be presented outside of the Compensation and benefits line. Since both of these income statement line items are part of Non-interest expense, total Non-interest expense and Net income will not change. This change in presentation did not have a material effect on Salaries and staff benefits expense and Administrative and other expense and is applied retrospectively for the periods presented. The other components of net benefit expense is included in Administrative and other expense. The new standard also changes the components of net benefit expense that are eligible for capitalization when employee costs are capitalized in connection with various activities, such as internally developed software, construction-in-progress, and loan origination costs. Prospectively from April 1, 2018, only the service cost component of net benefit expense may be capitalized. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations or disclosures. (see note 23)

ix. In May 2017, the FASB issued ASU 2017-09 “Compensation—Stock Compensation (Topic 718)—Scope of Modification Accounting.” The amendment in this update clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. Under ASU 2017-09, an entity will not apply modification accounting to a share-based payment award if all of the following are the same immediately before and after the change: (i) the award’s fair value, (ii) the award’s vesting conditions and (iii) the award’s classification as an equity or liability instrument. The Bank adopted the provisions of ASU 2016-09 effective April 1, 2018. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations or disclosures.

x. In August 2017, the FASB issued ASU No. 2017-12 “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities”. The amendment in the update better aligns the accounting and reporting of hedging relationships with the economics of risk management activities. ASU 2017-12 provides administrative reliefs to simplify the application of hedge accounting. The Bank adopted the guidance from April 1, 2018. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations or disclosures.

x. Recently issued accounting pronouncements not yet effective

In February 2016, the FASB issued ASU 2016-02 “Leases (Topic 842)”. The update generally requires recognition of lease assets and lease liabilities on the balance sheet and disclosure of key information about leasing arrangements. In particular, the guidance requires a lessee, of operating or finance leases, to recognize on the balance sheet a liability to make lease payments and a right-of-use asset representing its right to use the underlying asset for the lease term. However, for leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities. Previously, a lessee was not required to recognize lease assets and lease liabilities arising from operating leases. Lessor accounting is largely unchanged. Expanded disclosures about the nature and terms of lease agreements will be required prospectively. The guidance will be effective for the interim and annual reporting periods beginning after December 15, 2018 and early adoption is permitted. The Bank does not plan to early adopt the ASU. The Bank expects to adopt the guidance in fiscal 2020. In July 2018, the FASB issued ASU 2018-11 “Leases (Topic 842)—Targeted improvements” which permits the update to be adopted using a modified cumulative effect approach wherein the guidance is applied only to existing contracts as of the date of initial application, and to new contracts transacted after that date, or a cumulative-effect adjustment to retained earnings at the effective date without revising prior comparative periods. The Bank expects to recognize lease liabilities and corresponding assets at their present value predominantly related to all of the Rs. 85.9 billion of future minimum lease payments required under operating leases as disclosed in note 27. The effect of the adoption will depend on the lease portfolio at the time of transition.

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The ASU introduces a new accounting model, the Current Expected Credit Losses model (CECL), which requires earlier recognition of credit losses, while also providing transparency about credit risk. The CECL model utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held to maturity securities and other receivables at the time the financial asset is originated or acquired. The expected credit losses is required to be adjusted each period for changes in expected lifetime credit losses. The update requires use of judgment in determining the relevant information and estimation methods that are appropriate for measurement of expected credit losses which is to be based on relevant information about past events, historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. In regard to Available-for-Sale Debt Securities, the credit losses is required to be recorded through an allowance and the ASU limits the amount of the allowance for credit losses to the amount by which fair value is below amortized cost. While the update changes the measurement of the allowance for credit losses, it does not change the Bank’s credit risk of its loan portfolios. The amendments in the ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. While early adoption is permitted beginning fiscal 2020, the Bank does not expect to elect that option. The Bank expects to adopt the guidance in fiscal 2021. The amendments represent a significant departure from the existing GAAP. The credit loss estimation models and processes to be used in implementing the update are under design and development. The Bank has been assessing the key differences and gaps between its current allowance methodologies and models with those it is considering to use upon adoption. The allowance methodologies and model to be adopted will be validated and tested, which is expected to be completed by fiscal 2020. The Bank expects the update will result in an increase in the allowance for credit losses given the change to estimated losses over the contractual life adjusted for expected prepayments with an anticipated material impact from longer duration portfolios, as well as the addition of an allowance for debt securities. At the date of adoption, this may have a resulting negative adjustment to retained earnings. The ultimate impact will be dependent on the characteristics of the Bank’s portfolio at date of adoption as well as the macroeconomic conditions and forecasts as of that date. At this point in implementation the Bank is not able to provide a more precise estimate of the impact. In November 2018, the FASB issued ASU 2018-19 to clarify that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases are be accounted for in accordance with Topic 842, Leases.

In January 2017, the FASB issued ASU No. 2017-04 “Intangibles-Goodwill and Other (Topic 350)—Simplifying the Test for Goodwill Impairment”. The amendment in this update simplifies the subsequent measurement of goodwill impairment by eliminating the requirement to calculate the implied fair value of goodwill (i.e., the current Step 2 of the goodwill impairment test) to measure a goodwill impairment charge. The impairment test is simply the comparison of the fair value of a reporting unit with its carrying amount (the current Step 1), with the impairment charge being the deficit in fair value but not exceeding the total amount of goodwill allocated to that reporting unit. The simplified one-step impairment test applies to all reporting units (including those with zero or negative carrying amounts). The amendments in the ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Bank expects to adopt the guidance in fiscal 2021. Early adoption is permitted for interim and annual goodwill impairment testing dates after January 1, 2017. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations or disclosures.

In March 2017, the FASB issued ASU 2017-08 “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20)—Premium Amortization on Purchased Callable Debt Securities”. This update amends the amortization period for certain purchased callable debt securities held at a premium. The update requires entities to amortize premiums on debt securities by the first call date when the securities have fixed and determinable call dates and prices. ASU 2017-08 does not change the accounting for discounts, which continue to be recognized over the contractual life of a security. The amendments in the ASU are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period, but such adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. Adoption of the ASU is on a modified retrospective basis through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. The Bank expects to adopt the guidance in fiscal 2020. The impact of this ASU is not expected to be material. In June 2018, the FASB issued ASU No. 2018-07 “Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting”. This update simplifies the accounting for share-based payment transactions for acquiring goods and services from nonemployees, applying some of the same requirements as employee share-based payment transactions. The ASU will not affect the accounting for share-based payment awards to nonemployee directors, which will continue to be treated as employee share-based transactions under the current standards. ASU 2018-07 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The requirements of the ASU will be adopted through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The bank expects to adopt the guidance in fiscal 2020. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations or disclosures, as it is not the Bank’s practice to issue stock-based awards to pay for goods and services from nonemployees.

In August 2018, the FASB issued ASU No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments modify certain disclosure requirements for fair value measurements. Entities are required to disclose and describe the range and weighted-average of significant observable inputs used to develop Level 3 fair value measurements prospectively. The amendments in the ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The bank expects to adopt the guidance in fiscal 2021. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations.

In August 2018, the FASB issued ASU No. 2018-15 “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract”. The update aligns the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software, regardless of whether they convey a license to the hosted software. The accounting for the service element of a hosting arrangement that is a service contract is not affected by this ASU. The amendments are effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity has the option to apply amendments in the ASU either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Early adoption is permitted. The bank expects to adopt the guidance in fiscal 2021. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations.

y. Convenience translation

The accompanying financial statements have been expressed in Indian Rupees (“Rs.”), the Bank’s functional currency. For the convenience of the reader, the financial statements as of and for the fiscal year ended March 31, 2019 have been translated into U.S. dollars at U.S.$1.00 = Rs. 69.16 as published by the Federal Reserve Board of New York on March 29, 2019. Such translation should not be construed as a representation that the rupee amounts have been or could be converted into United States dollars at that or any other rate, or at all.